RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restrictions On Cash And Due From Bank Accounts [Abstract]
Restricted Cash and Cash Equivalents	$ 2.0	$ 2.0
Average Restriction on Cash and Due From Bank Accounts	$ 41.3	$ 33.3